UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

ASA GOLD AND PRECIOUS METALS LIMITED
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2012

Name of Company	Shares / Principal Amount	Fair Value	Percent of Net Assets

Common Shares

Gold and Silver investments
Gold mining, exploration, development and royalty companies
Australia
CGA Mining Limited, (1)	1,343,700	$2,809,838	0.5%
Newcrest Mining Limited - ADRs	1,565,000	54,728,050	9.3
Silver Lake Resources Limited, (1)	1,350,000	5,404,099	0.9

		62,941,987	10.7

Canada
Agnico-Eagle Mines Limited	329,300	11,953,590	2.0
Alacer Gold Corporation, (1)	1,343,400	12,960,370	2.2
Barrick Gold Corporation	1,250,000	59,662,500	10.1
Centerra Gold Inc.	325,000	6,533,488	1.1
Detour Gold Corporation, (1)	250,000	6,856,753	1.2
Eldorado Gold Corporation	650,000	9,951,500	1.7
Franco-Nevada Corporation	125,000	5,520,760	0.9
Goldcorp Inc.	1,082,400	52,496,400	8.9
IAMGOLD Corporation	600,000	9,072,000	1.5
Kinross Gold Corporation	1,325,000	14,681,000	2.5
Lake Shore Gold Corporation, (1)	1,500,000	2,333,568	0.4
NovaGold Resources Inc., (1)	1,235,168	10,251,894	1.7
Osisko Mining Corporation, (1)	250,000	3,166,987	0.5
West Kirkland Gold Mining Inc., (1)(2)	909,091	927,550	0.2
West Kirkland Gold Mining Inc., C$1.50 Warrants, 11/22/2012, (1)(2)	454,545	—	—

		206,368,360	34.9

Channel Islands
Centamin plc, (1)	3,250,000	4,563,592	0.8
Randgold Resources Limited - ADRs	494,700	56,756,931	9.6

		61,320,523	10.4

Latin America
Compañia de Minas Buenaventura S.A.A. - ADRs	909,000	36,478,170	6.2

South Africa
AngloGold Ashanti Limited	793,194	33,671,085	5.7
Gold Fields Limited	1,629,577	25,046,599	4.2
Harmony Gold Mining Company Limited	300,000	3,816,000	0.6

		62,533,684	10.6

United States
Newmont Mining Corporation	520,368	30,909,859	5.2
Royal Gold Inc.	210,000	14,584,500	2.5

		45,494,359	7.7

Total gold mining, exploration, development and royalty companies (Cost $210,179,201)		475,137,083	80.4

Silver mining, exploration and development companies
Canada
Tahoe Resources Inc., (1)	923,200	19,696,923	3.3

Total silver mining, exploration and development companies (Cost $6,709,422)		19,696,923	3.3

Total gold and silver investments (Cost $216,888,623)		494,834,006	83.8

UNAUDITED

ASA GOLD AND PRECIOUS METALS LIMITED
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)
FEBRUARY 29, 2012

Name of Company	Shares / Principal Amount	Fair Value	Percent of Net Assets

Platinum and Palladium investments
Platinum and Palladium mining companies
South Africa
Anglo American Platinum Limited	345,100	27,219,790	4.6
Impala Platinum Holdings Limited	1,322,400	29,438,344	5.0

		56,658,134	9.6

United Kingdom
Lonmin PLC- ADRs	189,700	3,330,250	0.6

		59,988,384	10.2

Exchange traded funds
ETFS Palladium Trust, (1)	40,000	2,768,000	0.5
ETFS Platinum Trust, (1)	10,000	1,656,200	0.3

Total platinum and palladium investments (Cost $10,105,591)		64,412,584	10.9

Diamond mining, exploration and development companies
Canada
Stornoway Diamond Corporation, (1)	1,639,500	1,656,228	0.3

Total diamond mining, exploration and development companies (Cost $3,928,898)		1,656,228	0.3

Diversified mineral resources companies
United Kingdom
Anglo American plc	414,800	17,491,885	3.0

United States
Freeport-McMoRan Copper & Gold Inc.	100,000	4,256,000	0.7

Total diversified mineral resources companies (Cost $5,240,272)		21,747,885	3.7

Total common shares & warrants (Cost $236,163,384)		582,650,703	98.6

Total investments (Cost $236,163,384), (3)		582,650,703	98.6
Cash, receivables, and other assets less liabilities		8,034,834	1.4

Net assets		$590,685,537	100%

(1)	Non-income producing security.
(2)	Restricted security.
(3)

Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 29, 2012 were $373,411,265 and $26,923,946, respectively, resulting in net unrealized appreciation on investments of $346,487,319.

ADR -	American Depository Receipt

UNAUDITED

Notes to consolidated financial statements

Three months ended February 29, 2012

1.

Organization These consolidated financial statements include ASA Gold and Precious Metals Limited (the “Company”), and its wholly owned subsidiary, ASA Gold and Precious Metals Advisers, LLC. The Company is a closed-end management investment company registered under the Investment Company Act of 1940, as amended, and was organized as an exempted limited liability company under the laws of Bermuda. ASA Gold and Precious Metals Advisers, LLC is registered as an investment adviser with the state of California and is organized under the laws of Delaware.

2.	Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value”, that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded on the NYSE, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and fair value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At February 29, 2012, the Company held investments in restricted securities of 0.2% of net assets, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

Restricted Securities February 29, 2012

Shares / Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
909,091	$1,008,370	West Kirkland Gold Mining Inc.	$1.02	$927,550	11/22/2011
454,545	$0	West Kirkland Gold Mining Inc., C$1.50 Warrants, 11/22/2012	$0.00	$0	11/22/2011

C. Fair value measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

UNAUDITED

Notes to consolidated financial statements (continued)

Three months ended February 29, 2012

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3– significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Company’s investments at fair value:

Investments in Securities Measurements at February 29, 2012

Description (1)	Level 1	Level 2	Level 3	Total

Common Shares and Warrants
Gold and silver investments	$373,008,681	$121,825,326	$—	$494,834,007
Platinum and palladium investments	61,082,333	3,330,250	—	64,412,583
Diamond mining, exploration and development companies	1,656,228		—	1,656,228
Diversified mineral resources companies	4,256,000	17,491,885		21,747,885

Total	$440,003,242	$143,647,461	$—	$582,650,703

Transfers in and out of the levels are recognized at the value at the end of the period. There were no transfers in and out of Levels 1, 2, and 3 at the end of the period.

(1) See consolidated schedules of investments for country classifications.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is evaluating the implications of ASU 2011-04, and its impact on future financial statements.

UNAUDITED

Item 2. Controls and Procedures.

(a)

The registrant’s President and Chief Executive Officer and its Chief Financial Officer and Treasurer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President, Chief Executive Officer and
Chief Investment Officer

Date: April 30, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President, Chief Executive Officer and
Chief Investment Officer
(Principal Executive Officer)

Date: April 30, 2012

By	/s/ Rodney D. Yee

Rodney D. Yee
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: April 30, 2012